Share-Based Payments - Schedule of Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended					2 Months Ended	12 Months Ended
	Apr. 30, 2020 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Oct. 31, 2021 EquityInstruments	Jun. 30, 2021 USD ($) Options EquityInstruments	Dec. 31, 2020 EquityInstruments	Oct. 31, 2019 USD ($)	Mar. 03, 2023 EquityInstruments $ / shares	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022 kr / shares	Dec. 31, 2022 Options	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) kr / shares	Dec. 31, 2021 USD ($) Options	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 kr / shares	Dec. 31, 2019 EquityInstruments kr / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 Options	Jan. 31, 2019 USD ($)
Number of warrants outstanding
Service cost | $											$ 942							$ 1,379						$ 3,408
Weighted Average Remaining Contractual Life (years)
Warrants granted, remaining contractual life								11 years
Executive management
Number of warrants outstanding
Warrants granted												491,612
Warrants
Number of warrants outstanding
Warrants granted at beginning of period							2,743,093					2,732,618		2,732,618					2,228,076		2,228,076				1,932,156
Warrants granted		523,599		62,147	1,655							491,612							63,802						363,168
Warrants exercised												(388,181)							(62,284)
Warrants forfeited	(45,216)											(92,956)							(10,178)						(45,216)
Warrants cancelled																			(10,397)						(22,032)
Warrants granted at end of period		2,732,618			2,228,076							2,743,093							2,732,618		2,732,618				2,228,076		1,932,156
Warrants exercisable								1,988,106	1,988,106	1,988,106	1,988,106	1,988,106	1,988,106	1,988,106	1,988,106														1,988,106	2,072,122	2,732,618
Service period								36 months
Percentage of vesting									2.80%
Service cost | $											$ 1,000							1,400						$ 3,400
Weighted Average Exercise Price/Share
Warrants granted at beginning of period, price per share | (per share)							$ 1.50						kr 7.53							kr 1						kr 1
Warrants granted, price per share | (per share)										$ 2.24							$ 5.38			1						1
Warrants exercised, price per share | (per share)										2.42										1
Warrants forfeited, price per share | (per share)										1.28										1						1
Warrants cancelled, price per share | kr / shares																				1						1
Warrants granted at end of period, price per share | (per share)										1.50										kr 7.53						kr 1	kr 1
Weighted Average Remaining Contractual Life (years)
Warrants granted, remaining contractual life																13 years							15 years				17 years
Warrants cancelled , remaining contractual life																15 years
Other information
Share purchase price | $ / shares										$ 2.42							$ 5.59
Warrants | Executive management
Number of warrants outstanding
Warrants granted			0	62,147															523,599
Warrants granted with immediate vesting | shares															2,500							22,916
Service period						3 years		36 months
Weighted average fair value at measurement date | $		$ 1,500		$ 400		$ 1,300										$ 1,500	$ 1,500	$ 1,500	$ 1,500	kr 1,500	$ 1,500	$ 1,500						$ 800				$ 300